SHARE-BASED PAYMENT, Share Option Plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Fair value measurement of equity-settled share options [Abstract]
Dividend yield (%)	0.00%	0.00%			0.00%
Bottom of Range [Member]
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)			88.00%	89.00%	93.00%
Risk-free interest rate (%)			2.52%	2.28%	2.63%
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share)	$ 10.50		$ 10.50
Top of Range [Member]
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)			95.00%	94.00%	95.00%
Risk-free interest rate (%)			2.70%	3.00%	2.88%
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share)	$ 11.01		$ 11.01